Securities and Exchange Commission
September 13, 2001
Page 2



1-WA/1673793.1
Morgan, Lewis & Bockius LLP

September 13, 2001

VIA EDGAR

Securities and Exchange Commission
Filing Room
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:      The STI Classic Funds (File Nos. 33-45671 and 811-6557)
         FILING PURSUANT TO 497(E)

Ladies and Gentlemen:

On behalf of our client, The STI Classic Funds (the "Trust"), I enclose herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, a supplement to the Prospectus dated October 1, 2000, for the Trust's Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund.

If you have any questions regarding this filing, please do not hesitate to contact me at (202) 467-7808.



Sincerely,



/s/Sarah Swain



Sarah Swain
Legal Assistant


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                                STI CLASSIC FUNDS

                     SUPPLEMENT DATED SEPTEMBER 13, 2001 TO
                      THE PROSPECTUS DATED OCTOBER 1, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under "How to Purchase Fund Shares--When Can You Purchase Shares?" that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund, and Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund"), a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

During this period, orders to purchase or redeem shares of tax-exempt money market funds will be accepted until 10:30 a.m. Eastern Time. Orders to purchase or redeem shares of taxable money market funds will be accepted until 12:15 p.m. Eastern Time.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE